Income Taxes (Tables)	3 Months Ended
Mar. 31, 2017
Income Taxes Recognized During Period	Income taxes recognized during the three months ended March 31, 2017 comprise:
	Three Months Ended
	March 31,	March 31,
	2017	2016
	(in thousands)

Provision for income taxes	$11,625	$10,165